Business Segments - Revenue and Long-Lived Assets by Geographic Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographic Segments
Revenue	$ 737.0	$ 671.6	$ 691.5	$ 658.7	$ 565.8	$ 415.6	$ 416.9	$ 388.1	$ 2,758.8	$ 1,786.4	$ 1,090.9	$ 928.6
Long-lived assets (excluding identifiable intangibles):	794.0				1,012.8				794.0	1,012.8
United States
Geographic Segments
Revenue									2,144.0	1,070.1	559.8
Long-lived assets (excluding identifiable intangibles):	606.4				771.1				606.4	771.1
United States | International customers
Geographic Segments
Revenue									185.5	58.1	18.5
International
Geographic Segments
Revenue									614.8	716.3	531.1
Long-lived assets (excluding identifiable intangibles):	187.6				241.7				187.6	241.7
North America, other than United States
Geographic Segments
Revenue									175.0	131.0	74.2
Long-lived assets (excluding identifiable intangibles):	43.4				59.9				43.4	59.9
United Kingdom
Geographic Segments
Revenue									157.5	162.5	157.5
Long-lived assets (excluding identifiable intangibles):	76.8				96.6				76.8	96.6
Europe, other than the United Kingdom
Geographic Segments
Revenue									182.1	283.6	213.2
Long-lived assets (excluding identifiable intangibles):	28.6				34.2				28.6	34.2
Other
Geographic Segments
Revenue									100.2	139.2	$ 86.2
Long-lived assets (excluding identifiable intangibles):	$ 38.8				$ 51.0				$ 38.8	$ 51.0